Revenue and Deferred Revenues - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Amount due from related parties, billed receivable	¥ 623,120,000
Amount due from related parties, unbilled receivable	33,279,000
Asset impairment charges	0
Deferred revenue, revenue recognized	17,876,000
Cooperation Agreement
Disaggregation Of Revenue [Line Items]
Amount due from related parties, billed receivable	¥ 33,329,000
Minimum
Disaggregation Of Revenue [Line Items]
Terms of Payment	30 days
Maximum
Disaggregation Of Revenue [Line Items]
Terms of Payment	60 days